Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

(5) Related Party Transactions

(a) Services Agreement

The Company has agreed to pay $10,000 a month for office space, administrative services and secretarial support to Clinton Group, Inc., an affiliate of the Sponsor (the “Clinton Group”). Services commenced on the date the securities were first listed on Nasdaq and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company. Under this agreement, the Company has incurred $102,069 for the year ended December 31, 2012 and for the period from September 19, 2011 (date of inception) to December 31, 2012.

(b) Sponsor Warrants

The Sponsor purchased, in a private placement, 4,166,667 warrants prior to the Public Offering at a price of $0.75 per warrant (for an aggregate purchase price of $3,125,000) from the Company. On July 26, 2012, the Sponsor transferred the 4,166,667 Sponsor Warrants to Magnolia at a price of $0.733962 per warrant.

If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distribution to the Public Stockholders and the Sponsor Warrants will expire worthless.

Magnolia will be entitled to registration rights pursuant to the registration rights agreement that was signed on the date of the prospectus for the Public Offering. Magnolia is entitled to demand registration rights and certain “piggy-back” registration rights with respect to its shares of common stock, the warrants and the shares of common stock underlying the warrants, commencing on the date such shares of common stock or warrants are released from lockup. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

(c) Private Placement Units sold to Chairman

Thomas J. Baldwin, the Company’s Chairman and Chief Executive Officer, has purchased an aggregate of 10,000 units (“Private Placement Units”) at a price of $10.00 per unit, each unit consisting of one share of common stock and one warrant exercisable to purchase one share of common stock, in a private placement that closed simultaneously with the consummation of the Public Offering. Mr. Baldwin has agreed to waive his redemption rights with respect to the private placement units in connection with the consummation of the Company’s initial Business Combination.

The Private Placement Units are identical to the Units sold in the Public Offering except that the Private Placement Units are subject to certain transfer restrictions, except as follows: with certain limited exceptions, the Private Placement Units are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier of (1) one year after the completion of the Company’s initial Business Combination and (2) the date on which the Company consummates a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after the Company’s initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the Company’s share price reaches or exceeds $12.50 for any 20 trading days within any 30-trading day period during the lock-up period, 50% of the Private Placement Units will be released from the lock-up and, if the Company’s share price reaches or exceeds $15.00 for any 20 trading days within any 30-trading day period during the lock-up period, the remaining 50% of the Private Placement Units shall be released from the lock-up.

Mr. Baldwin is entitled to registration rights pursuant to a registration rights agreement. Mr. Baldwin is entitled to demand registration rights and certain “piggy-back” registration rights with respect to his units and the warrants and the shares of common stock underlying the units. The Company will bear the expenses incurred in connection with the filing of any such registration statement.